Investment Risks	May 28, 2025
Intelligent Real Estate ETF | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses. The valuation methods used by public, non-traded REITs to value underlying holdings may differ from the valuation methods used by publicly-traded REITs in which the Fund invests. As a result, the underlying valuations of properties held by public, non-traded REITs may diverge from valuations of properties held by publicly-traded REITs.

Intelligent Real Estate ETF | Real Estate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in certain REITs. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

Intelligent Real Estate ETF | Mortgage-Related Securities (MBS) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related Securities (MBS) Risk. Mortgage-related securities, including CMBS and RMBS, may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

Intelligent Real Estate ETF | Commercial Mortgage-Backed Securities (CMBS) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commercial Mortgage-Backed Securities (CMBS) Risk. CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Intelligent Real Estate ETF | Residential Mortgage-Backed Securities (RMBS) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Residential Mortgage-Backed Securities (RMBS) Risk. RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

Intelligent Real Estate ETF | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Intelligent Real Estate ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Intelligent Real Estate ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s investments will be concentrated in the real estate industry. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Intelligent Real Estate ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The Fund invests in asset-backed securities, which are debt securities that involve certain risks, including:
Intelligent Real Estate ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Intelligent Real Estate ETF | Event Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Intelligent Real Estate ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

Intelligent Real Estate ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Intelligent Real Estate ETF | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk.
Intelligent Real Estate ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Intelligent Real Estate ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., MBS that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

Intelligent Real Estate ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Intelligent Real Estate ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Intelligent Real Estate ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Intelligent Real Estate ETF | Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Data Risk. The Sub-Adviser relies heavily on publicly available data about non-traded REITs and publicly-traded REITs. If data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Data been correct and complete.

Intelligent Real Estate ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Sub-Adviser’s strategy is based on its analysis of both non-traded REITs and publicly-traded REITs. A number of factors, such as the location and quality of actual real estate included in a REIT, as well as tenancy rates and leverage, can have a significant impact on a REIT’s performance and cause the performance of REITs with similar asset allocations to vary widely performance-wise. Further, REITs are sensitive to socio-economic trends, such as work-from-home, demographic shifts, and interest rate changes. The Sub-Adviser analyzes such factors for the Fund’s investment strategy. However, the Sub-Adviser’s analysis concerning particular REITs may prove to be inaccurate, which could cause the Fund’s portfolio to behave differently than anticipated.

Intelligent Real Estate ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Newer Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.
Intelligent Real Estate ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

Intelligent Real Estate ETF | Sub-Adviser - Potential Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sub-Adviser – Potential Conflicts of Interest Risk. A principal associated with an affiliated entity under common control with the Sub-Adviser and who was the former controlling owner of the Sub-Adviser (the “Principal”) may, from time to time, buy and sell real estate to or from one or more publicly-traded REITs (“Target REITs”). The Target REITs may be holdings, or potential holdings, of the Fund. Any of these Principal-Target REIT transactions would be conducted through a separate entity controlled by the Principal, not directly by the Sub-Adviser or the Fund. The Principal does not have access to confidential information about the Sub-Adviser’s investment decisions for the Fund, does not participate in making investment recommendations for the Sub-Adviser or the Fund, and does not have access to those recommendations. To avoid potential conflicts of interest arising from any Principal-Target REIT transactions, the Sub-Adviser has established a policy to ensure that the Fund’s portfolio manager for the Sub-Adviser does not receive sensitive, non-public information about the investment activities of the Principal. The policy also prevents the Principal from accessing non-public information about the investment activities of the Sub-Adviser.

Intelligent Real Estate ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Intelligent Real Estate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Residential REIT ETF | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Residential REIT ETF | Real Estate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in Residential REITs and Real Estate-Related Securities. Investing in Residential REITs and Real Estate-Related Securities may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in Residential REITs and Real Estate-Related Securities. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

Residential REIT ETF | Mortgage-Related Securities (MBS) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related Securities (MBS) Risk. Mortgage-related securities, including RMBS, may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

Residential REIT ETF | Residential Mortgage-Backed Securities (RMBS) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Residential Mortgage-Backed Securities (RMBS) Risk. RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

Residential REIT ETF | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Residential REIT ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Residential REIT ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s investments will be concentrated in the real estate industry. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Residential REIT ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The Fund may invest in debt securities, such as bonds and certain asset-backed securities, that involve certain risks, including:
Residential REIT ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Residential REIT ETF | Event Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Event Risk. Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Residential REIT ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.
Residential REIT ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Residential REIT ETF | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk.
Residential REIT ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Residential REIT ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

Residential REIT ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Residential REIT ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Residential REIT ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Residential REIT ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Residential REIT ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

Residential REIT ETF | Sub-Adviser - Potential Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sub-Adviser – Potential Conflicts of Interest Risk. A principal associated with an affiliated entity under common control with the Sub-Adviser and who was the former controlling owner of the Sub-Adviser (the “Principal”) may, from time to time, buy and sell real estate to or from one or more publicly-traded REITs (“Target REITs”). The Target REITs may be holdings, or potential holdings, of the Fund. Any of these Principal-Target REIT transactions would be conducted through a separate entity controlled by the Principal, not directly by the Sub-Adviser or the Fund. The Principal does not have access to confidential information about the Sub-Adviser’s investment decisions for the Fund, does not participate in making investment recommendations for the Sub-Adviser or the Fund, and does not have access to those recommendations. To avoid potential conflicts of interest arising from any Principal-Target REIT transactions, the Sub-Adviser has established a policy to ensure that the Fund’s portfolio manager for the Sub-Adviser does not receive sensitive, non-public information about the investment activities of the Principal. The policy also prevents the Principal from accessing non-public information about the investment activities of the Sub-Adviser.

Residential REIT ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Convertible securities are also subject to counterparty risk which is the likelihood or probability that one of the parties involved in an agreement, or participating in a transaction, might default on its contractual obligation. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund which could affect the Fund’s performance.

Residential REIT ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Residential REIT ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Swap Agreements Risk. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, and leverage risk. Swap agreements could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund, if the reference index, security, or investments do not perform as expected, or if the counterparty defaults.

Residential REIT ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

Residential REIT ETF | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Other Investment Companies Risk. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Residential REIT ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Residential REIT ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.